Expense Example - Innovator U.S. Small Cap Power Buffer ETF - December - Innovator U.S. Small Cap Power Buffer ETF - December	Dec. 02, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252